Voya Large Cap Value Fund Expense Example, No Redemption - Class A C I R R6 and W Shares [Member] - Voya Large Cap Value Fund	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 658
Expense Example, No Redemption, 3 Years	890
Expense Example, No Redemption, 5 Years	1,141
Expense Example, No Redemption, 10 Years	1,858
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	164
Expense Example, No Redemption, 3 Years	567
Expense Example, No Redemption, 5 Years	995
Expense Example, No Redemption, 10 Years	2,189
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	62
Expense Example, No Redemption, 3 Years	254
Expense Example, No Redemption, 5 Years	461
Expense Example, No Redemption, 10 Years	1,059
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	113
Expense Example, No Redemption, 3 Years	412
Expense Example, No Redemption, 5 Years	734
Expense Example, No Redemption, 10 Years	1,644
Class R2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	103
Expense Example, No Redemption, 3 Years	381
Expense Example, No Redemption, 5 Years	681
Expense Example, No Redemption, 10 Years	1,532
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	62
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	394
Expense Example, No Redemption, 10 Years	895
Class W
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	62
Expense Example, No Redemption, 3 Years	256
Expense Example, No Redemption, 5 Years	466
Expense Example, No Redemption, 10 Years	$ 1,070